Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss for the year	$ (4,874,082)	$ (4,610,512)	$ (3,664,376)
Add non-cash items:
Amortization	388,859	368,768	351,681
Share-based compensation	473,103	776,962	1,548,784
Accrued interest	323,931	(7,700)	(5,890)
Shares issued in lieu of consulting fees	510,000	364,600	180,000
Unrealized foreign exchange gain	(63,704)	0	0
(Gain) loss on debt settlement	191,773	857	18,334
Impairment of asset	3,985	0	0
Impairment of loan receivable	0	0	13,342
Impairment of marketable securities	0	0	300,000
Fair value of derivative	866,238	0	0
Changes in non-cash working capital items
Sales tax payable	198,306	(18,736)	97,208
Prepaid expenses	(31,325)	2,373	71,009
Accounts receivable	381,349	(139,660)	(245,832)
Accounts payable and accrued liabilities	704,438	572,999	237,422
Net cash flows used in operating activities	(927,129)	(2,690,049)	(1,098,318)
Investing activities
Advances of loans receivable	0	(21,000)	(375,000)
Purchase of vehicles	(112,034)	0	0
Purchase of marketable securities	0	0	(245,000)
Deposit paid on leased equipment	0	0	(34,125)
Repayment of loans receivable	0	89,374	250,000
Net cash flows used in investing activities	(112,034)	68,374	(404,125)
Financing activities
Proceeds from private placements	0	273,190	2,427,279
Share issuance costs	0	(20,442)	(211,867)
Convertible note	1,192,699	0	0
Exercise of options	90,000	256,249	206,065
Exercise of warrants	30,000	339,870	1,335,792
Lease payments	(345,695)	(306,562)	(229,727)
Loan repayment	(26,416)	0	0
Subscriptions receivable	0	194,737	0
Subscriptions received	58,650	100,240	0
Net cash flows provided by financing activities	999,238	837,282	3,527,542
Change in cash during the year	(39,925)	(1,784,393)	2,025,099
Cash - beginning of the year	295,593	2,079,986	54,887
Cash - end of the year	255,668	295,593	2,079,986
Supplemental cash flow information:
Income taxes paid	0	0	0
Interest paid	$ 28,671	$ 29,958	$ 49,669